FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21598

Putnam RetirementReady Funds
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  (Exact name of registrant as specified in charter)

One Post Office Square

Boston, Massachusetts 02109

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  (Address of principal executive offices)

Beth S. Mazor, Vice President

Putnam RetirementReady Funds

One Post Office Square

Boston, Massachusetts 02109

Copy to:

John W. Gerstmayr, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

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  (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 7/31/2005

Date of reporting period: 7/1/2004 - 6/30/2005
Item 1. Proxy Voting Record

Account Number: Putnam RetirementReady 2025 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2030 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2035 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2040 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2045 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady Maturity Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2050 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2010 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2015 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: Putnam RetirementReady 2020 Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds
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       (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer
   and Principal Executive Officer
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       (Signature & Title)

Date July 28, 2005